Financial Instruments Risk (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of Aging of Receivables	The Company’s aging of trade receivables was as follows:

	June 30, 2022	June 30, 2021
	$	$
0 – 60 days	27,563	36,195
61+ days	4,902	5,835
	32,465	42,030

Schedule of Contractual Cash Flows from Lease Receivables
The Company’s contractual cash flows from lease receivables is as follows:

	Note	June 30, 2022
		$
Next 12 months		2,073
Over 1 year to 2 years		2,311
Over 2 years to 3 years		1,180
Over 3 years to 4 years		497
Over 4 years to 5 years		432
Thereafter		182
Total undiscounted lease payments receivable		6,675
Unearned finance income		(358)
Total lease receivable		6,317
Current	4	(1,883)
Long-term		4,434

Disclosure of Accounts Payable and Accrued Liabilities
The composition of the Company’s accounts payable and accrued liabilities was as follows:

	June 30, 2022	June 30, 2021
	$	$
Trade payables	13,858	13,277
Accrued liabilities	34,810	29,883
Payroll liabilities	18,851	9,247
Excise tax payable	960	4,672
Other payables	1,395	865
	69,874	57,944

Schedule of Gross Contractual Obligations
In addition to the commitments outlined in Note 25, the Company has the following undiscounted contractual obligations as at June 30, 2022, which are expected to be payable in the following respective periods:

	Total	≤1 year	Over 1 year - 3 years	Over 3 years - 5 years	> 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	69,874	69,874	—	—	—
Convertible notes and interest (1)(2)	298,768	14,804	283,964	—	—
Lease liabilities (2)	70,870	9,455	24,720	19,648	17,047
Contingent consideration payable (3)	14,500	14,500	—	—	—
	454,012	108,633	308,684	19,648	17,047
(1)Assumes the principal balance of the debentures outstanding at June 30, 2022 remains unconverted and includes the estimated interest payable until the maturity date.
(2)Includes interest payable until maturity date.
(3)Payable in cash, shares, or a combination of both at Aurora’s sole discretion.